Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Mar. 31, 2025	Feb. 12, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 9,545		$ 1,810		$ 2,143
Accounts receivable, net	100		121		84
Prepaid expenses and deposits	732		697		28
Total current assets	10,377		2,628		2,255
Non current assets
Prepaid expenses and deposits	1,682		1,657		0
Equipment, net	134		136		0
Intangible assets, net	170		180		386
Total non current assets	1,986		1,973		386
TOTAL ASSETS	12,363		4,601		2,641
Current liabilities
Accounts payable	1,612		1,816		630
Deferred revenue	0		13		0
Convertible promissory note, net of unamortized discount	0		694		0
Deemed dividend liability	4,410	$ 4,410	0
Derivative liability	0		827		0
Total current liabilities	7,178		4,976		2,532
TOTAL LIABILITIES	7,178		4,976		2,532
COMMITMENTS AND CONTINGENCIES (See Note 11)
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred shares, $0.0001 par value: 1,000,000 shares authorized – 2024 3,120,000 shares authorized – 2023 Nil and 1,676,165 issued and outstanding at December 31, 2024 and 2023, respectively	0		0		0
Common shares, $0.0001 par value: 100,000,000 shares authorized – 2024 258,880,000 shares authorized – 2023 8,122,060 and 3,678,550 issued and outstanding at December 31, 2024 and 2023, respectively	1		0		0
Additional paid-in capital	109,608		86,709		76,733
Accumulated deficit	(104,424)		(87,084)		(76,624)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	5,185		(375)	$ (9)	109	$ (2,226)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	12,363		4,601		2,641
Related Party [Member]
Current liabilities
Accrued liabilities	$ 1,156		$ 1,626		$ 1,902